Summary of Significant Accounting Policies - Schedule of Movement of the Allowance for Doubtful Accounts (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Movement of the Allowance for Doubtful Accounts [Line Items]
Balance, beginning	¥ 2,249,895	¥ 2,055,582
Provision for doubtful accounts	24,103	200,077
Reversals	(13,538)	(7,867)
Write-offs	(202,900)
Foreign currency translation adjustment	1,615	2,103
Balance, ending	2,059,175	2,249,895
Accounts receivable [Member]
Schedule of Movement of the Allowance for Doubtful Accounts [Line Items]
Balance, beginning	1,446,022	1,444,582
Provision for doubtful accounts	748	2,256
Reversals	(12,011)	(852)
Write-offs
Foreign currency translation adjustment	65	36
Balance, ending	1,434,824	1,446,022
Other receivables [Member]
Schedule of Movement of the Allowance for Doubtful Accounts [Line Items]
Balance, beginning	29,934	26,861
Provision for doubtful accounts	8,716	2,329
Reversals	(90)	(515)
Write-offs
Foreign currency translation adjustment	666	1,259
Balance, ending	39,226	29,934
Loans receivable [Member]
Schedule of Movement of the Allowance for Doubtful Accounts [Line Items]
Balance, beginning	575,884	441,359
Provision for doubtful accounts	13,642	133,717
Reversals	(1,000)
Write-offs	(202,900)
Foreign currency translation adjustment	884	808
Balance, ending	386,510	575,884
Amounts due from related parties [Member]
Schedule of Movement of the Allowance for Doubtful Accounts [Line Items]
Balance, beginning	198,055	142,780
Provision for doubtful accounts	997	61,775
Reversals	(437)	(6,500)
Write-offs
Foreign currency translation adjustment
Balance, ending	¥ 198,615	¥ 198,055